SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Disclosure of subsidiaries [text block]
THE PRINCIPAL SUBSIDIARIES OF THE COMPANY ARE AS FOLLOWS:
Name of subsidiary/associate (2)	Principal activity	Method of accounting	Country of incorporation and operation	Interest as at December 31, 2018	Interest as at December 31, 2017
Minera San Xavier S.A. de C.V.	Mining	Consolidated	Mexico	100%	100%
Peak Gold Mines Pty Ltd. (1)	Mining	Consolidated	Australia	0%	100%
Western Mesquite Mines Inc. (1)	Mining	Consolidated	USA	0%	100%
1.	The Company sold Peak Gold Mines Pty Ltd in April 2018 and sold Western Mesquite Mines Inc. in October 2018.
2.	New Gold Inc. directly owns the assets of Rainy River, New Afton and Blackwater.

Disclosure of detailed information about estimated useful life of property plant and equipment [text block]
Asset class	Estimated useful life (years)
Plant and machinery	3 – 17
Mobile equipment	5 – 7